CUNA BROKERAGE SERVICES, INC.
Ross D. Hansen
Secretary

Phone:  608.665.7416
Fax:    608.236.7548
E-mail: ross.hansen@cunamutual.com


                                  June 12, 2013



VIA ELECTRONIC TRANSMISSION
---------------------------

U.S Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

    Re:    MEMBERS Life Insurance Company
           Single Premium Deferred Annuity Contract
           ----------------------------------------
           Registration Statement on Form S-1 (File No. 333-186477)
           --------------------------------------------------------

Commissioners:

Pursuant to Rule 461 under the Securities Act of 1933, CUNA Brokerage Services, Inc. requests that the effective date of Pre-Effective Amendment No. 1 to the Registration Statement filed on Form S-1, File No. 333-186477, be accelerated to June 26, 2013, or as soon thereafter as reasonably practicable.

                                                   CUNA BROKERAGE SERVICES, INC.

                                                   By: /s/ Ross D. Hansen
                                                       -------------------------
                                                       Ross D. Hansen, Secretary